Shareholder Report, Holdings (Details) - C000215717	Jul. 31, 2025
46429B267 | iShares U.S. Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	24.50%
464287242 | iShares iBoxx $ Investment Grade Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	18.00%
464288588 | iShares MBS ETF
Holdings [Line Items]
Percent of Net Asset Value	16.90%
464287440 | iShares 7-10 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.80%
47103U845 | Janus Henderson AAA CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
47103U753 | Janus Henderson B-BBB CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fixed Income - Other464287440
Holdings [Line Items]
Percent of Total Investments	100.00%
Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.90%